15. DERIVATIVE WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Warrant Liability Tables
Schedule of liabilities
June 30, 2014
Risk-free interest rate	0.03%
Expected dividend yield	0.00%
Expected term (in years)	3
Expected volatility	33%

Changes in derivative warranty liability

Changes in the derivative warrant liability for the three and six month periods June 30, 2014 are as follows:

	Three Months Ended June 30, 2014	Six Months Ended June 30, 2014
Balance at beginning period	1,147,640	—
Fair value of warrants issued	—	1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement with Full Circle	—	153,994
Increase (decrease) in the fair value of warrant liability	(223,876)	(599,138)
Balance at end of period	923,764	923,764

Change in Gain (loss) on derivative liability

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Change in Gain (loss) on derivative liability
Balance at January 1, 2014 and March 31, 2014	647,640	—
Original Recognition on Derivative liabilty	—	(868,908)
Changes in estimated fair market liability	223,876	445,144
Gain, (loss) on derivative liabilty as of June 30, 2014	423,764	423,764